Loans - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jan. 02, 2020
Accounts, Notes, Loans and Financing Receivable
Loans held-in-portfolio, net of unearned income		$ 29,385,196	$ 27,406,873
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Assets Obtained As Proceeds		515,307	466,943
Current		27,115,643	25,603,271
Unpaid principal balance			1,223,205
Mortgage loans related to buy-back option program		29,588,430	27,587,856
Past Due		2,269,553	1,803,602
Non-accrual with no allowance		203,460
Collateral Pledged
Accounts, Notes, Loans and Financing Receivable
Non-accrual with no allowance		203,000
Past Due 90 Days or More
Accounts, Notes, Loans and Financing Receivable
Accruing loans past-due 90 days or more		1,028,064	460,133
Past Due		1,765,838	1,141,100
Buy back option program
Accounts, Notes, Loans and Financing Receivable
Repurchased Loans		862,000	104,000
Mortgage loans related to buy-back option program		57,000	103,000
Retail
Accounts, Notes, Loans and Financing Receivable
Purchase of Loans		56,000	359,000
Residential Mortgage
Accounts, Notes, Loans and Financing Receivable
Purchase of Loans		1,300,000	423,000
Mortgage Loans Sold		150,000	64,000
Mortgage loans related to buy-back option program		1,800,000	1,100,000
GNMA
Accounts, Notes, Loans and Financing Receivable
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Assets Obtained As Proceeds		332,000	347,000
GNMA | Buy back option program
Accounts, Notes, Loans and Financing Receivable
Loans held-in-portfolio, net of unearned income				$ 324,000
GNMA | Bulk loan repurchase
Accounts, Notes, Loans and Financing Receivable
Repurchased Loans		688,000
GNMA | Bulk loan repurchase | Past Due 90 Days or More
Accounts, Notes, Loans and Financing Receivable
Repurchased Loans		684,000
FNMA
Accounts, Notes, Loans and Financing Receivable
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Assets Obtained As Proceeds		176,000	111,000
Purchased credit deterioration loan
Accounts, Notes, Loans and Financing Receivable
Purchase of Loans		160,000
Mortgages
Accounts, Notes, Loans and Financing Receivable
Loans held-in-portfolio, net of unearned income		7,890,680	7,183,532
Current		6,114,778	5,884,089
Unpaid principal balance			624,368
Past Due		1,775,902	1,299,443
Non-accrual with no allowance		142,254
Mortgages | Past Due 90 Days or More
Accounts, Notes, Loans and Financing Receivable
Accruing loans past-due 90 days or more		1,014,481	439,662
Past Due		1,443,688	848,742
Mortgages | US Government Agency Insured Loans
Accounts, Notes, Loans and Financing Receivable
Loans held-in-portfolio, net of unearned income		2,100,000	1,400,000
Mortgages | US Government Agency Insured Loans | Past Due 90 Days or More
Accounts, Notes, Loans and Financing Receivable
Past Due		1,000,000	441,000
Mortgages | Guaranteed by us sponsored entities
Accounts, Notes, Loans and Financing Receivable
Unpaid principal balance		655,000	625,000
Mortgages | GNMA | Buy back option program | Past Due 90 Days or More
Accounts, Notes, Loans and Financing Receivable
Accruing loans past-due 90 days or more		57,000	103,000
Commercial Loans
Accounts, Notes, Loans and Financing Receivable
Purchase of Loans		26,000	141,000
Loans Sold			114,000
Commercial and construction loan
Accounts, Notes, Loans and Financing Receivable
Loans Sold		32,000
Construction
Accounts, Notes, Loans and Financing Receivable
Loans held-in-portfolio, net of unearned income		918,765	831,092
Current		868,396	829,392
Unpaid principal balance			119
Past Due		50,369	1,700
Non-accrual with no allowance		0
Construction | Past Due 90 Days or More
Accounts, Notes, Loans and Financing Receivable
Accruing loans past-due 90 days or more		0	0
Past Due		29,057	145
Loans with Recourse | Serviced Mortgage Loans
Accounts, Notes, Loans and Financing Receivable
Repurchased Loans		161,000	57,000
Loans with Recourse | Serviced Mortgage Loans | Bulk loan repurchase
Accounts, Notes, Loans and Financing Receivable
Repurchased Loans	$ 120,000	120,000
Consumer
Accounts, Notes, Loans and Financing Receivable
Loans held-in-portfolio, net of unearned income			5,997,886
Consumer | Credit cards
Accounts, Notes, Loans and Financing Receivable
Loans held-in-portfolio, net of unearned income		919,966	1,123,836
Purchase of Loans			74,000
Current		895,996	1,085,089
Past Due		23,970	38,747
Consumer | Credit cards | Past Due 90 Days or More
Accounts, Notes, Loans and Financing Receivable
Accruing loans past-due 90 days or more		12,801	19,461
Past Due		12,801	19,461
ASC Subtopic 310-30
Accounts, Notes, Loans and Financing Receivable
Outstanding principal balance of SOP loans			1,900,000
Loans held-in-portfolio, net of unearned income			153,000
Accruing loans past-due 90 days or more					$ 144,000
Current					134,000
Puerto Rico
Accounts, Notes, Loans and Financing Receivable
Loans held-in-portfolio, net of unearned income		21,573,280	20,180,232
Current		19,426,598	18,451,825
Unpaid principal balance			1,200,673
Past Due		2,146,682	1,728,407
Non-accrual with no allowance		202,943
Puerto Rico | Past Due 90 Days or More
Accounts, Notes, Loans and Financing Receivable
Accruing loans past-due 90 days or more		1,028,061	460,133
Past Due		1,728,438	1,093,390
Puerto Rico | Mortgages
Accounts, Notes, Loans and Financing Receivable
Loans held-in-portfolio, net of unearned income		6,770,143	6,166,748
Current		5,057,991	4,897,894
Unpaid principal balance			614,267
Past Due		1,712,152	1,268,854
Non-accrual with no allowance		141,737
Puerto Rico | Mortgages | Past Due 90 Days or More
Accounts, Notes, Loans and Financing Receivable
Accruing loans past-due 90 days or more		1,014,481	439,662
Past Due		1,428,824	837,651
Puerto Rico | Reverse Mortgages
Accounts, Notes, Loans and Financing Receivable
Current		60,000	65,000
Puerto Rico | Residential mortgage loans insured By FHA
Accounts, Notes, Loans and Financing Receivable
Accruing loans past-due 90 days or more		329,000	213,000
Puerto Rico | Construction
Accounts, Notes, Loans and Financing Receivable
Loans held-in-portfolio, net of unearned income		157,106	137,470
Current		135,609	135,796
Unpaid principal balance			119
Past Due		21,497	1,674
Non-accrual with no allowance		0
Puerto Rico | Construction | Past Due 90 Days or More
Accounts, Notes, Loans and Financing Receivable
Accruing loans past-due 90 days or more		0	0
Past Due		21,497	119
Puerto Rico | Consumer
Accounts, Notes, Loans and Financing Receivable
Loans held-in-portfolio, net of unearned income			5,555,377
Puerto Rico | Consumer | Credit cards
Accounts, Notes, Loans and Financing Receivable
Loans held-in-portfolio, net of unearned income		919,935	1,123,800
Current		895,968	1,085,053
Past Due		23,967	38,747
Puerto Rico | Consumer | Credit cards | Past Due 90 Days or More
Accounts, Notes, Loans and Financing Receivable
Accruing loans past-due 90 days or more		12,798	19,461
Past Due		$ 12,798	19,461
Puerto Rico | ASC Subtopic 310-30
Accounts, Notes, Loans and Financing Receivable
Loans held-in-portfolio, net of unearned income			$ 134,000
Accruing loans past-due 90 days or more					125,000
Current					$ 134,000